Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock-Based Compensation
6. Stock-Based Compensation	In 2011, the Company adopted the 2011 Stock Incentive Plan (the “Plan”). The Plan provided for the issuance of incentive stock options to employees of the Company and nonstatutory stock options, restricted stock awards, stock appreciation rights and stock bonuses to directors, employees and consultants of the Company. In February 2013, the Company’s board of directors and the holders of at least a majority of its then-outstanding capital stock approved an amendment to the Plan to, among other things, increase the number of shares of its Common Stock available for issuance thereunder from 166,666 shares to 666,666 shares.

Stock option activity	There are a total of 666,666 shares of Common Stock reserved under the plan. As of September 30, 2013, 293,723 shares remained available for grant. The options that are granted under the Plan are exercisable at various dates and will expire no more than ten years from their date of grant. The exercise price of each option shall be determined by the administrator of the Plan, which is the Board of Directors and shall not be less than 100% of the fair market value of the Company’s Common Stock on the date the option is granted. Generally, options are granted with an exercise price equal to the fair market value of the Company’s Common Stock on the date of the option grant. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s Common Stock on the date of grant and for a term not to exceed five years.

A summary of the Company’s stock option activity and related information is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at August 29, 2011	—	$—	—	$—
Granted	12,500	0.18	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—

Balance at December 31, 2011	12,500	0.18	—	—

Granted	144,159	0.39	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—

Balance at December 31, 2012	156,659	0.36	—	—

Granted	286,323	0.81	—	—
Exercised	(11,465)	0.22	—	—
Expired	(2,154)	0.54	—	—
Forfeited	(67,885)	0.45	—	—

Balance at September 30, 2013	361,478	0.71	9.43	$111,075

Exercisable at September 30, 2013	87,906	$0.47	9.02	$47,955

The fair value of options granted to employees and non-employee directors was estimated at the date of grant using a Black-Scholes option pricing model with the weighted-average assumptions stated below.

	Three Months Ended September 30, 2013	Three Months Ended September 30, 2012
Risk free interest rate	2.05%	0.00%
Dividend yield	0.00%	0.00%
Volatility	59.10%	0.00%
Weighted-average expected life of option (years)	6.0	0

	Nine Months Ended September 30, 2013	Nine Months Ended September 30, 2012
Risk free interest rate	1.63%	0.98%
Dividend yield	0.00%	0.00%
Volatility	59.45%	60.94%
Weighted-average expected life of option (years)	6.0	5.9

The estimated weighted-average fair value of stock options granted to employees during the three months ended September 30, 2013 and 2012 was $0.57 and $0.00, respectively, and during the nine months ended September 30, 2013 and 2012 was $0.45 and $0.09, respectively.

The fair value of options granted to non-employees was estimated at the vesting date using a Black-Scholes option pricing model with the weighted-average assumptions stated below.

	Three Months Ended September 30, 2013	Three Months Ended September 30, 2012
Risk free interest rate	2.88%	1.71%
Dividend yield	0.00%	0.00%
Volatility	57.59%	60.59%
Weighted-average expected life of option (years)	10	10

	Nine Months Ended September 30, 2013	Nine Months Ended September 30, 2012
Risk free interest rate	2.50%	1.77%
Dividend yield	0.00%	0.00%
Volatility	58.36%	61.89%
Weighted-average expected life of option (years)	10	10

The estimated weighted-average fair value of stock options granted to non-employees during the three months ended September 30, 2013 and 2012 was $0.70 and $0.39, respectively, and during the nine months ended September 30, 2013 and 2012 was $0.57 and $0.27, respectively.

Dividend Yield—The Company has never declared or paid dividends on Common Stock and has no plans to do so in the foreseeable future.

Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated or is expected to fluctuate during a period. The Company considered the historical volatility of peer companies and business and economic considerations in order to estimate the expected volatility, due to the Company not being publicly traded.

Risk-Free Interest Rate—This is the U.S. Treasury rate for the day of each option grant during the quarter having a term that most closely resembles the expected life of the option.

Expected Life of the Option Term—This is the period of time that the options granted are expected to remain unexercised. Options granted during the period have a maximum contractual term of ten years. The Company estimates the expected life of the option term based on the simplified method as defined in Staff Accounting Bulletin 110. For non-employee options granted, this is the remaining contractual term of the option as of the reporting date.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company assesses the forfeiture rate on an annual basis and revises the rate when deemed necessary.

Stock-based compensation expense for employees and non-employees for the three months ended September 30, 2013 and 2012 was $13,362 and $3,232, respectively and for the nine months ended September 30, 2013 and 2012 and the period from inception (August 29, 2011) through September 30, 2013 was $52,348, $8,432 and $65,801, respectively.

As of September 30, 2013, there was an additional $125,786 of total unrecognized compensation cost related to unvested stock-based awards granted under the Company’s stock option plan. This unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.36 years.

Restricted stock activity	In 2011 the Company sold 666,668 shares of restricted stock, with a par value of $.0001 per share for proceeds of $2,000, in accordance with restricted stock purchase agreements with various advisors of the Company. Approximately 600,000 shares were vested immediately and the remaining 66,668 are subject to vesting requirements based on future service.

Terms of the agreement state that the Company has the right to repurchase the unvested shares of stock if the shareholder stops providing service. The Company repurchased 13,334 shares of Common Stock in 2012. The Company recorded stock-based compensation expense, calculated as the difference between the fair value of the Common Stock at each reporting period less the proceeds received, upon vesting of the restricted stock. Stock-based compensation for the three months ended September 30, 2013 and 2012 was $2,040 and $2,090 and for the nine months ended September 30, 2013 and 2012 and the period from inception (August 29, 2011) through September 30, 2013 was $5,280, $4,840 and $15,980, respectively. At September 30, 2013, 629,334 shares were vested and 24,000 shares remain unvested.

5. Stock-Based Compensation	In 2011, the Company adopted the 2011 Stock Incentive Plan (the “Plan”). The Plan provides for the issuance of incentive stock options to employees of the Company and nonstatutory stock options, restricted stock awards, stock appreciation rights and stock dividend equivalent rights to directors, employees and consultants of the Company.

Stock option activity	As of December 31, 2012, there were a total of 166,666 shares of Common Stock reserved under the Plan. As of December 31, 2012, 10,007 shares remained available for grant. The options which are granted under the Plan are exercisable at various dates and will expire no more than ten years from their date of grant. The exercise price of each option shall be determined by the administrator of the Plan, which is the Board of Directors, and shall not be less than 100% of the fair market value of the Company’s Common Stock on the date the option is granted. Generally, options are granted with an exercise price equal to the fair market value of the Company’s Common Stock on the date of the option grant. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s Common Stock on the date of grant and for a term not to exceed five years.

A summary of the Company’s stock option activity and related information is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at August 29, 2011	—	$—	—	$—
Granted	12,500	0.18	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—
Balance at December 31, 2011	12,500	0.18	—	—
Granted	144,159	0.39	—	—
Exercised	—	—	—	—
Cancelled	—	—	—	—
Balance at December 31, 2012	156,659	0.36	9.45	37,200
Exercisable at December 31, 2012	11,850	$0.27	9.17	$3,966

The fair value of options granted to employees and non-employee directors was estimated at the date of grant using a Black-Scholes option pricing model with the weighted-average assumptions stated below.

2012
Risk free interest rate	0.92%
Dividend yield	0.00%
Volatility	62.01%
Weighted-average expected life of option (years)	5.9

The estimated weighted-average fair value of stock options granted to employees during 2012 was $0.18. There were no stock options granted to employees and non-employee directors in 2011.

The fair value of options granted to non-employees was estimated at the vesting date using a Black-Scholes pricing model with the weighted-average assumptions stated below.

For the period ended December 31,	2012	2011
Risk free interest rate	1.77%	2.07%
Dividend yield	0.00%	0.00%
Volatility	90.00%	90.00%
Weighted-average expected life of option (years)	10	10

The estimated weighted-average fair value of stock options granted to non-employees during 2012 and 2011 was $0.39 and $0.15, respectively.

Dividend Yield—The Company has never declared or paid dividends on Common Stock and has no plans to do so in the foreseeable future.

Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated or is expected to fluctuate during a period. The Company considered the historical volatility of peer companies and business and economic considerations in order to estimate the expected volatility, due to the Company not being publicly traded.

Risk-Free Interest Rate—This is the U.S. Treasury rate for the day of each option grant during the quarter having a term that most closely resembles the expected life of the option.

Expected Life of the Option Term—This is the period of time that the options granted are expected to remain unexercised. Options granted during the period have a maximum contractual term of ten years. The Company estimates the expected life of the option term based on the simplified method as defined in Staff Accounting Bulletin 110. For non-employee options granted, this is the remaining contractual term of the option as of the reporting date.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company assesses the forfeiture rate on an annual basis and revises the rate when deemed necessary.

Stock-based compensation expense for employees and non-employees for the periods ended December 31, 2012 and 2011 and the period from inception (August 29, 2011) through December 31, 2012 was $13,333, $121 and $13,454, respectively.

As of December 31, 2012, there was an additional $31,540 of total unrecognized compensation cost related to unvested stock-based awards granted under the Company’s stock option plan. This unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.12 years.

Restricted stock activity	In 2011 the Company sold 666,668 shares of restricted stock, with a par value of $.0001 per share for proceeds of $2,000, in accordance with restricted stock purchase agreements with various advisors of the Company. Approximately 600,000 shares were vested immediately and the remaining 66,668 are subject to vesting requirements based on future service. Terms of the agreement state that the Company has the right to repurchase the unvested shares of stock if the shareholder stops providing service. The Company recorded stock-based compensation expense, calculated as the difference between the fair value of the Common Stock at each reporting period less the proceeds received, upon vesting of the restricted stock. Stock-based compensation for the periods ended December 31, 2012 and 2011 was $10,040 and $660, respectively. The Company repurchased 13,334 shares of Common Stock in 2012. At December 31, 2012, 623,334 shares of restricted stock were vested and the remaining 30,000 shares are subject to repurchase.